Share-based Compensation - Schedule of Commitment For Potential Payments and Liability Recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accrued Liability		$ 140	$ 298
2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Potential Fixed Monetary Amount	$ 95
Accrued Liability	32
Launch Awards | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Potential Fixed Monetary Amount	80
Accrued Liability	23
Annual Awards | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Potential Fixed Monetary Amount	15
Accrued Liability	$ 9